Schedule of trade and other payables (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
- Third parties		$ 134,275		$ 53,266
- Accruals			$ 353,243		$ 294,315
- Contract liabilities (Note	[1]		19,447		9,021
- Other payables (Note	[2]		43,091		152,267
Other payables			415,781		455,603
Total trade and other payables			474,949		626,008
Third Parties [Member]
IfrsStatementLineItems [Line Items]
- Third parties			$ 59,168		$ 170,405

[1]	Contract liabilities are deposit charged before the services commence, until the revenue is recognized on the relevant contract offset against these.
[2]	The amounts due to the directors of S$3,291 (2024: S$12,587) are included in the other payables. The amounts due to directors are unsecured, interest-free, and repayable on demand.